UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

FORM N-Q

DECEMBER 31, 2014

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited)	December 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 3.2%
Bridgestone Corp.	38,200	$1,327,484	(a)
Continental AG	12,011	2,550,566	(a)
GKN PLC	201,296	1,067,709	(a)
Linamar Corp.	20,900	1,276,343
Magna International Inc.	10,650	1,154,010
NHK Spring Co., Ltd.	110,400	963,205	(a)
NOK Corp.	64,700	1,643,214	(a)
Pirelli & C. SpA	69,982	939,851	(a)
Valeo SA	14,085	1,754,389	(a)

Total Auto Components		12,676,771

Automobiles - 3.5%
Daimler AG, Registered Shares	36,978	3,085,097	(a)
Fuji Heavy Industries Ltd.	87,000	3,063,710	(a)
Mitsubishi Motors Corp.	93,300	854,724	(a)
Peugeot SA	80,608	983,325	*(a)
Tata Motors Ltd., ADR	40,500	1,712,340
Toyota Motor Corp.	64,875	4,045,642	(a)

Total Automobiles		13,744,838

Distributors - 0.4%
Inchcape PLC	129,100	1,444,908	(a)

Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group Inc., ADR	50,000	1,020,500	*

Hotels, Restaurants & Leisure - 0.6%
Betfair Group PLC	49,700	1,211,329	(a)
Sodexo	9,696	950,688	(a)

Total Hotels, Restaurants & Leisure		2,162,017

Household Durables - 2.9%
Barratt Developments PLC	314,342	2,289,040	(a)
Casio Computer Co., Ltd.	88,200	1,354,505	(a)
Electrolux AB	45,100	1,323,291	(a)
Husqvarna AB, Class B Shares	138,893	1,021,468	(a)
JM AB	31,100	985,939	(a)
Matsushita Electric Industrial Co., Ltd.	147,600	1,734,104	(a)
Persimmon PLC	51,248	1,253,625	(a)
Sekisui Chemical Co., Ltd.	119,000	1,432,583	(a)

Total Household Durables		11,394,555

Leisure Products - 0.6%
Bandai Namco Holdings Inc.	65,700	1,394,509	(a)
Fuji Photo Film Co., Ltd.	36,700	1,107,561	(a)

Total Leisure Products		2,502,070

Media - 1.3%
NOS SGPS	123,700	783,081	(a)
ProSiebenSat.1 Media AG	26,729	1,126,062	(a)
SES	44,000	1,578,327	(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Media - (continued)
Sky PLC	112,912	$1,571,535	(a)

Total Media		5,059,005

Multiline Retail - 0.2%
Dollarama Inc.	17,800	910,070

Textiles, Apparel & Luxury Goods - 0.4%
Pandora A/S	19,600	1,589,806	(a)

TOTAL CONSUMER DISCRETIONARY		52,504,540

CONSUMER STAPLES - 8.7%
Beverages - 1.0%
Anheuser-Busch InBev NV	24,480	2,754,825	(a)
Heineken NV	14,559	1,034,261	(a)

Total Beverages		3,789,086

Food & Staples Retailing - 1.6%
Alimentation Couche-Tard Inc.	39,300	1,647,028
Booker Group PLC	455,321	1,160,054	(a)
Koninklijke Ahold NV	103,944	1,847,712	(a)
Seven & I Holdings Co., Ltd.	48,000	1,731,394	(a)

Total Food & Staples Retailing		6,386,188

Food Products - 3.1%
CALBEE Inc.	46,000	1,587,953	(a)
Kerry Group PLC	22,536	1,554,896	(a)
Nestle SA, Registered Shares	80,852	5,926,576	(a)
NH Foods Ltd.	50,000	1,093,658	(a)
Unilever NV, CVA	52,697	2,070,084	(a)

Total Food Products		12,233,167

Household Products - 0.6%
Reckitt Benckiser Group PLC	28,900	2,331,403	(a)

Personal Products - 0.8%
Kao Corp.	46,800	1,846,240	(a)
Shiseido Co., Ltd.	83,100	1,163,682	(a)

Total Personal Products		3,009,922

Tobacco - 1.6%
British American Tobacco PLC	40,097	2,178,625	(a)
Imperial Tobacco Group PLC	57,723	2,527,872	(a)
Japan Tobacco Inc.	23,600	648,011	(a)
Swedish Match AB	32,700	1,019,947	(a)

Total Tobacco		6,374,455

TOTAL CONSUMER STAPLES		34,124,221

ENERGY - 5.0%
Energy Equipment & Services - 0.5%
Core Laboratories NV	7,600	914,584
John Wood Group PLC	88,881	817,473	(a)

Total Energy Equipment & Services		1,732,057

Oil, Gas & Consumable Fuels - 4.5%
BG Group PLC	51,724	688,484	(a)
BP PLC	411,669	2,613,991	(a)
Cairn Energy PLC	225,500	619,009	*(a)
Encana Corp.	47,377	659,396
Eni SpA	56,900	993,770	(a)
Repsol SA	52,104	968,517	(a)
Royal Dutch Shell PLC, Class A Shares	204,218	6,830,533	(a)
Royal Dutch Shell PLC, Class B Shares	28,408	975,927	(a)
Suncor Energy Inc.	27,400	870,253
Total SA	28,659	1,477,636	(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Woodside Petroleum Ltd.	34,200	$1,063,213	(a)

Total Oil, Gas & Consumable Fuels		17,760,729

TOTAL ENERGY		19,492,786

FINANCIALS - 26.0%
Banks - 10.8%
Australia & New Zealand Banking Group Ltd.	80,128	2,084,353	(a)
Banca Popolare di Milano Scarl	1,489,016	964,095	*(a)
Banco Santander SA	181,194	1,515,112	(a)
Bank Hapoalim Ltd.	139,690	658,810	(a)
BNP Paribas SA	48,388	2,843,486	(a)
BOC Hong Kong Holdings Ltd.	543,241	1,805,185	(a)
Commonwealth Bank of Australia	24,762	1,719,728	(a)
Credit Agricole SA	149,614	1,923,392	(a)
DBS Group Holdings Ltd.	104,000	1,606,013	(a)
First Financial Holding Co., Ltd.	1,926,000	1,132,353	(a)
HSBC Holdings PLC	425,968	4,025,603	(a)
ICICI Bank Ltd., ADR	121,500	1,403,325
Lloyds TSB Group PLC	2,211,974	2,612,046	*(a)
Mitsubishi UFJ Financial Group Inc.	490,500	2,688,501	(a)
Mizuho Financial Group Inc.	802,600	1,348,608	(a)
Resona Holdings Inc.	283,700	1,431,866	(a)
Royal Bank of Canada	14,400	994,539
Shinsei Bank Ltd.	448,000	782,123	(a)
Skandinaviska Enskilda Banken AB	173,823	2,198,775	(a)
Societe Generale	35,141	1,476,671	(a)
Standard Chartered PLC	84,493	1,267,142	(a)
Sumitomo Mitsui Financial Group Inc.	45,300	1,636,802	(a)
Svenska Handelsbanken AB	30,600	1,428,798	(a)
Unione di Banche Italiane SCpA	132,599	943,888	(a)
Westpac Banking Corp.	74,394	1,999,988	(a)

Total Banks		42,491,202

Capital Markets - 2.4%
3i Group PLC	196,200	1,363,554	(a)
Daiwa Securities Group Inc.	189,000	1,471,859	(a)
GAM Holding AG	50,725	912,300	*(a)
Macquarie Group Ltd.	26,566	1,253,879	(a)
Nomura Holdings Inc.	244,400	1,390,779	(a)
UBS Group AG	172,617	2,967,234	*

Total Capital Markets		9,359,605

Consumer Finance - 0.3%
ORIX Corp.	90,700	1,133,831	(a)

Diversified Financial Services - 0.6%
CaixaBank SA	185,917	965,684	(a)
ING Group NV, CVA	122,438	1,585,280	*(a)

Total Diversified Financial Services		2,550,964

Insurance - 8.6%
Ageas	29,500	1,046,181	(a)
Allianz AG, Registered Shares	13,307	2,211,007	(a)
AMP Ltd.	280,484	1,248,153	(a)
Assicurazioni Generali SpA	85,313	1,743,410	(a)
Aviva PLC	266,208	1,994,742	(a)
AXA SA	75,733	1,749,170	(a)
Baloise Holding AG	6,110	780,341	(a)
CNP Assurances	46,132	816,899	(a)
Dai-ichi Life Insurance Co., Ltd.	62,200	943,867	(a)
Delta Lloyd NV	49,532	1,088,601	(a)
Direct Line Insurance Group PLC	323,495	1,459,066	(a)
Gjensidige Forsikring ASA	55,411	902,572	(a)
Just Retirement Group PLC	283,900	656,982	(a)
Legal & General Group PLC	421,734	1,619,804	(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Insurance - (continued)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	11,983	$2,400,696	(a)
Prudential PLC	57,371	1,320,230	(a)
Sanlam Ltd.	156,618	940,820	(a)
SCOR SE	50,201	1,519,221	(a)
Swiss Life Holding	6,166	1,457,113	*(a)
Swiss Re AG	22,163	1,854,452	*(a)
T&D Holdings Inc.	97,400	1,171,760	(a)
Tokio Marine Holdings Inc.	30,600	993,728	(a)
Trygvesta A/S	12,100	1,352,836	(a)
Zurich Insurance Group AG	7,361	2,305,044	*(a)

Total Insurance		33,576,695

Real Estate Investment Trusts (REITs) - 1.2%
Ascendas Real Estate Investment Trust	703,000	1,261,916	(a)
CapitaMall Trust	665,000	1,023,259	(a)
Scentre Group	178,873	508,633	*(a)
Segro PLC	239,251	1,371,440	(a)
Stockland	204,667	683,703	(a)

Total Real Estate Investment Trusts (REITs)		4,848,951

Real Estate Management & Development - 2.1%
Cheung Kong Holdings Ltd.	88,000	1,470,640	(a)
China Overseas Land & Investment Ltd.	428,000	1,265,854	(a)
Daito Trust Construction Co., Ltd.	11,800	1,336,061	(a)
Kerry Properties Ltd.	332,000	1,197,332	(a)
Lend Lease Group	106,784	1,421,803	(a)
Shimao Property Holdings Ltd.	307,000	684,200	(a)
Tokyu Fudosan Holdings Corp.	109,000	751,049	(a)

Total Real Estate Management & Development		8,126,939

TOTAL FINANCIALS		102,088,187

HEALTH CARE - 12.6%
Biotechnology - 0.3%
Grifols SA	32,142	1,279,497	(a)

Health Care Equipment & Supplies - 0.5%
Coloplast A/S, Class B Shares	23,660	1,991,395	(a)

Health Care Providers & Services - 1.0%
Medipal Holdings Corp.	89,000	1,033,554	(a)
Ramsay Health Care Ltd.	35,309	1,637,315	(a)
Rhoen-Klinikum AG	42,300	1,184,215	(a)

Total Health Care Providers & Services		3,855,084

Life Sciences Tools & Services - 1.2%
ICON PLC	42,000	2,141,580	*
Lonza Group AG, Registered Shares	22,078	2,488,129	*(a)

Total Life Sciences Tools & Services		4,629,709

Pharmaceuticals - 9.6%
Astellas Pharma Inc.	128,000	1,781,454	(a)
AstraZeneca PLC	22,668	1,594,595	(a)
Bayer AG, Registered Shares	24,301	3,322,176	(a)
GlaxoSmithKline PLC	116,995	2,503,114	(a)
Indivior PLC	28,900	67,295	*
Merck KGaA	21,000	1,992,177	(a)
Novartis AG, Registered Shares	60,027	5,520,532	(a)
Novo Nordisk A/S, Class B Shares	74,695	3,160,465	(a)
Roche Holding AG	22,356	6,059,381	(a)
Sanofi	28,543	2,601,293	(a)
Santen Pharmaceutical Co., Ltd.	25,700	1,375,358	(a)
Shionogi & Co., Ltd.	63,500	1,644,993	(a)
Shire PLC	34,810	2,462,921	(a)
Teva Pharmaceutical Industries Ltd., ADR	43,717	2,514,165

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Valeant Pharmaceuticals International Inc.	6,908	$988,989	*

Total Pharmaceuticals		37,588,908

TOTAL HEALTH CARE		49,344,593

INDUSTRIALS - 12.3%
Aerospace & Defense - 0.8%
Airbus Group NV	23,600	1,172,146	(a)
BAE Systems PLC	275,900	2,014,079	(a)

Total Aerospace & Defense		3,186,225

Air Freight & Logistics - 0.2%
PostNL NV	185,700	690,896	*(a)

Airlines - 0.7%
easyJet PLC	52,920	1,365,940	(a)
Japan Airlines Co., Ltd.	45,200	1,320,318	(a)

Total Airlines		2,686,258

Building Products - 0.3%
Geberit AG	3,204	1,088,826	(a)

Commercial Services & Supplies - 0.4%
Berendsen PLC	54,307	925,957	(a)
Societe BIC SA	5,313	705,111	(a)

Total Commercial Services & Supplies		1,631,068

Construction & Engineering - 1.7%
Boskalis Westminster NV	14,902	814,715	(a)
Ferrovial SA	57,200	1,127,050	(a)
Obayashi Corp.	215,000	1,381,805	(a)
Skanska AB	51,141	1,093,329	(a)
Taisei Corp.	187,000	1,064,449	(a)
Vinci SA	20,215	1,106,179	(a)

Total Construction & Engineering		6,587,527

Electrical Equipment - 0.9%
Mitsubishi Electric Corp.	130,000	1,547,784	(a)
Nordex SE	62,700	1,138,029	*(a)
Vestas Wind Systems A/S	25,200	910,336	*(a)

Total Electrical Equipment		3,596,149

Industrial Conglomerates - 1.8%
Alfa SA de CV, Series A Shares	399,700	893,204
DCC PLC	35,053	1,926,516	(a)
Hutchison Whampoa Ltd.	151,742	1,739,181	(a)
Siemens AG, Registered Shares	22,235	2,521,676	(a)

Total Industrial Conglomerates		7,080,577

Machinery - 2.2%
Aalberts Industries NV	27,594	815,241	(a)
FANUC Ltd.	9,300	1,534,859	(a)
Georg Fischer AG	1,425	896,587	*(a)
Kawasaki Heavy Industries Ltd.	379,000	1,730,780	(a)
Minebea Co., Ltd.	94,000	1,375,872	(a)
Sumitomo Heavy Industries Ltd.	278,000	1,493,995	(a)
Yangzijiang Shipbuilding Holdings Ltd.	1,058,000	960,856	(a)

Total Machinery		8,808,190

Marine - 0.3%
AP Moller - Maersk A/S	640	1,272,134	(a)

Professional Services - 0.3%
Adecco SA	18,055	1,236,839	*(a)

Road & Rail - 1.3%
Central Japan Railway Co.	14,500	2,175,316	(a)
DSV A/S	40,300	1,224,251	(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Road & Rail - (continued)
West Japan Railway Co.	32,000	$1,516,350	(a)

Total Road & Rail		4,915,917

Trading Companies & Distributors - 1.4%
Ashtead Group PLC	150,596	2,662,420	(a)
Itochu Corp.	147,200	1,573,813	(a)
Marubeni Corp.	237,000	1,420,646	(a)

Total Trading Companies & Distributors		5,656,879

TOTAL INDUSTRIALS		48,437,485

INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 0.5%
Telefonaktiebolaget LM Ericsson, Class B Shares	159,700	1,934,117	(a)

Electronic Equipment, Instruments & Components - 1.5%
Alps Electric Co., Ltd.	66,000	1,254,589	(a)
AU Optronics Corp.	2,601,000	1,318,514	(a)
Hoya Corp.	43,200	1,446,378	(a)
Murata Manufacturing Co., Ltd.	15,500	1,693,120	(a)

Total Electronic Equipment, Instruments & Components		5,712,601

Internet Software & Services - 0.3%
United Internet AG	27,241	1,235,325	(a)

IT Services - 0.3%
Wipro Ltd.	156,509	1,372,324	(a)

Semiconductors & Semiconductor Equipment - 1.6%
Novatek Microelectronics Corp.	184,000	1,029,343	(a)
NXP Semiconductors NV	34,600	2,643,440	*
Rohm Co., Ltd.	23,400	1,419,647	(a)
Siliconware Precision Industries Co.	844,000	1,272,568	(a)

Total Semiconductors & Semiconductor Equipment		6,364,998

Software - 1.0%
Aveva Group PLC	15,432	315,899	(a)
Constellation Software Inc.	4,005	1,190,813
SAP SE	11,826	836,163	(a)
Temenos Group AG	40,900	1,450,614	*(a)

Total Software		3,793,489

Technology Hardware, Storage & Peripherals - 1.1%
Fujitsu Ltd.	187,000	996,123	(a)
NEC Corp.	429,000	1,250,664	(a)
Seiko Epson Corp.	45,200	1,898,555	(a)

Total Technology Hardware, Storage & Peripherals		4,145,342

TOTAL INFORMATION TECHNOLOGY		24,558,196

MATERIALS - 7.8%
Chemicals - 3.2%
Asahi Kasei Corp.	187,000	1,713,737	(a)
BASF SE	10,925	923,531	(a)
EMS-Chemie Holding AG	2,737	1,111,228	(a)
Givaudan SA, Registered Shares	1,169	2,090,238	*(a)
Johnson Matthey PLC	21,685	1,136,816	(a)
Nissan Chemical Industries Ltd.	76,700	1,383,158	(a)
Novozymes A/S	29,211	1,225,573	(a)
Symrise AG	27,851	1,688,994	(a)
Tosoh Corp.	240,000	1,159,997	(a)

Total Chemicals		12,433,272

Construction Materials - 1.0%
CRH PLC	69,976	1,683,573	(a)
CSR Ltd.	377,200	1,188,760	(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Construction Materials - (continued)
Taiheiyo Cement Corp.	282,000	$887,363	(a)

Total Construction Materials		3,759,696

Containers & Packaging - 0.7%
Amcor Ltd.	84,768	932,830	(a)
Orora Ltd.	605,266	955,158	(a)
Rexam PLC	154,423	1,085,639	(a)

Total Containers & Packaging		2,973,627

Metals & Mining - 2.6%
Anglo American PLC	62,438	1,155,224	(a)
BHP Billiton Ltd.	90,281	2,142,238	(a)
BHP Billiton PLC	55,567	1,188,568	(a)
Kobe Steel Ltd.	525,000	908,165	(a)
Norsk Hydro ASA	201,000	1,130,504	(a)
Rio Tinto PLC	56,641	2,609,596	(a)
Sims Metal Management Ltd.	93,938	915,922	(a)

Total Metals & Mining		10,050,217

Paper & Forest Products - 0.3%
Stora Enso Oyj, Class R Shares	137,608	1,224,863	(a)

TOTAL MATERIALS		30,441,675

TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.2%
Bezeq Israeli Telecommunication Corp., Ltd.	1,037,261	1,844,123	(a)
BT Group PLC	349,726	2,170,946	(a)
HKT Trust and HKT Ltd.	1,014,000	1,316,732	(a)
Koninklijke KPN NV	379,424	1,196,241	(a)
Swisscom AG, Registered Shares	2,543	1,335,332	(a)
Verizon Communications Inc.	17,710	825,083	(a)

Total Diversified Telecommunication Services		8,688,457

Wireless Telecommunication Services - 1.4%
Freenet AG	28,030	803,542	(a)
KDDI Corp.	17,600	1,101,236	(a)
Softbank Corp.	23,300	1,386,635	(a)
Tele2 AB, Class B Shares	76,669	928,172	(a)
Vodafone Group PLC	367,301	1,258,543	(a)

Total Wireless Telecommunication Services		5,478,128

TOTAL TELECOMMUNICATION SERVICES		14,166,585

UTILITIES - 2.6%
Electric Utilities - 1.1%
Cheung Kong Infrastructure Holdings Ltd.	135,497	1,001,167	(a)
Energias de Portugal SA	191,700	741,386	(a)
Iberdrola SA	152,240	1,024,297	(a)
Red Electrica Corporacion SA	17,784	1,561,204	(a)

Total Electric Utilities		4,328,054

Gas Utilities - 0.9%
Enagas SA	46,900	1,484,517	(a)
Snam Rete Gas SpA	181,890	897,286	(a)
Tokyo Gas Co., Ltd.	244,000	1,316,664	(a)

Total Gas Utilities		3,698,467

Multi-Utilities - 0.6%
Centrica PLC	156,680	674,344	(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY		SHARES	VALUE
Multi-Utilities - (continued)
National Grid PLC		104,543	$1,490,347	(a)

Total Multi-Utilities			2,164,691

TOTAL UTILITIES			10,191,212

TOTAL COMMON STOCKS (Cost - $343,177,576)			385,349,480

PREFERRED STOCKS - 0.4%
CONSUMER STAPLES - 0.4%
Household Products - 0.4%
Henkel AG & Co. KGaA (Cost - $1,658,923)		14,898	1,611,584	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $344,836,499)			386,961,064

	RATE
SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $5,072,969)	0.060%	5,072,969	5,072,969

TOTAL INVESTMENTS - 100.0% (Cost - $349,909,468#)			392,034,033
Liabilities in Excess of Other Assets - 0.0%			(106,334)

TOTAL NET ASSETS - 100.0%			$391,927,699

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$6,073,263	$46,431,277	—	$52,504,540
Consumer staples	1,647,028	32,477,193	—	34,124,221
Energy	2,444,233	17,048,553	—	19,492,786
Financials	5,365,098	96,723,089	—	102,088,187
Health care	5,712,029	43,632,564	—	49,344,593
Industrials	893,204	47,544,281	—	48,437,485
Information technology	3,834,253	20,723,943	—	24,558,196
Other common stocks	—	54,799,472	—	54,799,472
Preferred Stocks	—	1,611,584	—	1,611,584

Total long-term investments	$25,969,108	$360,991,956	—	$386,961,064

Short-term investments†	5,072,969	—	—	5,072,969

Total investments	$31,042,077	$360,991,956	—	$392,034,033

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2014, securities valued at $360,991,956 were temporarily transferred from Level 1 to Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At December 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$58,157,666
Gross unrealized depreciation	(16,033,101)

Net unrealized appreciation	$42,124,565

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: February 25, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 25, 2015